VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

16.	VESSELS AND EQUIPMENT, NET

	Year Ended December 31, 2020
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,429,317	45,771	140,738	8,398	3,624,224
Additions	3,282	—	3,713	161	7,156
Transfer to asset under development (1)	(127,620)	—	—	—	(127,620)
Write-offs (2)	(6,125)	—	(6,500)	(393)	(13,018)
As of December 31	3,298,854	45,771	137,951	8,166	3,490,742

Depreciation, amortization and impairment
As of January 1	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)
Charge for the year (3)	(87,383)	(5,714)	(13,080)	(1,283)	(107,460)
Transfer to asset under development (1)	50,448	—	—		50,448
Write-offs (2)	6,125	—	6,500	393	13,018
As of December 31	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)

Net book value as at December 31, 2020	2,833,648	30,951	114,937	3,537	2,983,073

	Year Ended December 31, 2019
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,447,464	45,771	133,316	11,497	3,638,048
Additions	6,268	—	29,557	159	35,984
Write-offs (2)	(24,415)	—	(22,135)	(3,258)	(49,808)
As of December 31	3,429,317	45,771	140,738	8,398	3,624,224

Depreciation, amortization and impairment
As of January 1	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)
Charge for the year (3)	(93,084)	(5,714)	(12,530)	(1,236)	(112,564)
Impairment (4)	(34,250)	—	—	—	(34,250)
Write-offs (2)	24,415	—	22,135	3,258	49,808
As of December 31	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)

Net book value as at December 31, 2019	2,994,921	36,665	124,304	4,659	3,160,549

(1) Upon LNG Croatia's entry to the shipyard in January 2020 for her conversion to a FSRU, we have reclassified the carrying value of the vessel and its associated accumulated depreciation to “Asset under development” (note 15)

(2) Write-offs relates to fully depreciated and amortized assets.

(3) Depreciation and amortization charge for the years ended December 31, 2020 and 2019, excludes $0.5 million and, $0.5 million respectively, of amortization charged to non-current assets in relation to the Cameroon License fee.

(4) In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the LNG Croatia (note 15), which triggered an impairment assessment as it was considered probable to be disposed of significantly before the end of its useful economic life. This resulted in an impairment charge of $34.3 million.

The following table presents the market values and carrying values of our vessels that we have determined to have market values that are less than their carrying values as of December 31, 2020. However, based on the estimated future undiscounted cash flows of these vessels, which are significantly greater than the respective carrying values, no impairment was recognized.

(in millions of $)

Vessel	2020 Market value (1)	2020 Carrying value	Deficit
Golar Arctic	47.5	129.8	(82.3)
Golar Bear	160.0	178.4	(18.4)
Golar Crystal	159.0	173.2	(14.2)
Golar Frost	160.5	181.4	(20.9)
Golar Glacier	155.7	177.4	(21.7)
Golar Ice	159.5	184.6	(25.1)
Golar Kelvin	160.0	178.9	(18.9)
Golar Seal	156.3	168.2	(11.9)
Golar Snow	159.8	184.8	(25.0)

(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.
Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.